INCOME TAX - Reconciliation between total expenses of income tax and tax expense (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)		Dec. 31, 2018 COP ($)	Dec. 31, 2017 COP ($)		Dec. 31, 2016 COP ($)
Disclosure of income tax [Line Items]
Profit before income tax			$ 7,334,141	$ 4,915,227		$ 5,573,845
Enacted tax rate in Colombia	37.00%		37.00%	40.00%		40.00%
Theoretical income tax expense			$ 2,713,632	$ 1,966,091		$ 2,229,538
Non deductible expenses			373,918	387,933		339,803
Tax losses considered non recoverable for income tax purpose			100,249	96,266		140,904
Presumptive income considered non recoverable for income tax purpose			33,296	7,991		45,385
Wealth tax				40,762		107,051
Nontaxable dividends			(23,457)	(19,587)		(15,655)
Nontaxable income under equity method in associates			(39,901)	(68,026)		(56,306)
Profit (loss) in sales or appraisal of investment			(2,148)	(16,584)		(71,669)
Nontaxable interest income and other income			(212,992)	(137,312)		(150,714)
Other nontaxable income			(167,091)	(155,010)		(83,742)
Revenues taxable by different tax rate			15,378	(658)		(14,983)
Difference from expenses deductibles at different tax rate			(11,060)	(11,822)		(4,679)
Tax benefits in the acquisition of property and equipment			(22,715)	(20,585)		(66,245)
Profits (losses) in Subsidiaries in tax free countries or with different tax rate			(168,117)	(200,661)		(143,109)
Effect on the deferred income tax due to changes in tax rates			(308,534)	(38,574)		(96,232)
Expenses considered non recoverable for deferred income tax purposes						1,465
Prior year adjustments			(74,230)	(117,568)		(13,440)
Adjustments due to uncertain tax positions in previous year			24,277	(7,367)		(31,067)
Other			(80,915)	47,505		(59,396)
Total tax expense (income)	$ 661.5	[1]	$ 2,149,590	$ 1,752,794	[2]	$ 2,056,909	[2]
Effective income tax rate	29.31%		29.31%	35.66%		36.90%
Deferred tax rate, current	30.00%		30.00%
Deferred tax rate, previous	33.00%		33.00%
Corporacion Financiera Colombiana S.A.
Disclosure of income tax [Line Items]
Effect on the deferred income tax due to changes in tax rates			$ (233,865)
Banco de Bogota S.A.
Disclosure of income tax [Line Items]
Effect on the deferred income tax due to changes in tax rates			(59,054)
Banco de Occidente S.A.
Disclosure of income tax [Line Items]
Effect on the deferred income tax due to changes in tax rates			(8,408)
Banco Comercial AV Villas S.A.
Disclosure of income tax [Line Items]
Effect on the deferred income tax due to changes in tax rates			(6,934)
Banco Popular S.A.
Disclosure of income tax [Line Items]
Effect on the deferred income tax due to changes in tax rates			$ (362)

[1]	See note 2.4, “convenience translation into U.S. dollars”.
[2]	See note 2.32, Changes in presentation.